Other income (expense) (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Disclosure of other operating income (expense)
The following table summarizes the Company's other income (expense):

For the three months ended March 31,	2023	2022
Interest income on short-term investments	$5.0	$0.2
Interest income	5.0	0.2

Interest expense and accretion on convertible debt (net of capitalized interest)	(3.0)	(3.4)
Interest expense on leases	(0.9)	(0.4)
Other finance costs	(0.1)	—
Foreign exchange losses	(0.5)	(0.3)
Interest expense and other costs	(4.5)	(4.1)

Fair value gain (loss) on embedded derivatives (Note 11)	(0.7)	3.8
Fair value gain on warrants (Note 12)	—	11.1
Gains (losses) on financial instruments	(0.7)	14.9

Total	$(0.2)	$11.0